Future Purchase consideration (Tables)	12 Months Ended
Dec. 31, 2021
Future Purchase Consideration [Abstract]
Schedule of future purchase consideration

	2021	2020
Balance, beginning of the period	$-	$-
ClearRF future purchase consideration	350,000	-
Balance, end of the period	$350,000	$-

Classification:
Short-term (payable within one year)	$350,000	-
Long-term	-	-